SEGMENT AND GEOGRAPHICAL INFORMATION	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION
NOTE 13 – SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) airport security (b) other aviation related services and (c) authentication technology. The Company also incurs general corporate expenses and costs which are not allocated to the reportable business segments but have been included in the “unallocated corporate” component which does not generate revenue and contains primarily non-operational expenses. The airport security segment includes the I-SEC International group. The airport security segment provides security services primarily to airlines and airport authorities in Europe.  The other aviation related services segments include Huntleigh USA. The other aviation related services segment provides various services to airlines within airports in the United States of America. The authentication technology represents the AU10TIX Technologies group. The authentication technology segment provides authentication services to financial and other companies, predominantly in the United States of America. Our operating segments are the same as our reportable segments.

Our Managing Director and CFO is our chief operating decision maker (CODM), who is the highest level of management responsible for assessing the Company’s overall performance. The CODM allocates resources to and assesses the performance of each operating segment using information about the operating segment's revenue and income (loss) from operations. Our CODM does not evaluate operating segments using asset or liability information.

The CODM considers monthly results and uses that information when making decisions about the allocation of operating and capital resources to each segment. The CODM is regularly provided with disaggregates expense information at the segment level which includes the corporate expenses, which are included in ‘other segment items’ in the following tables reconciliation purposes.

Revenue and costs and expenses are directly attributed to the segments they belong. All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

Beginning in 2024 annual reporting, we adopted ASU 2023-07 retrospectively. The following table sets forth our segment information of revenue, expenses, net income (loss), goodwill and total assets:

			Other Aviation	Authentication
	Corporate	Airport Security	Services	Technology	Total
Six months ended June 30, 2025:
Revenue	$-	$200,405	$39,472	$15,563	$255,440
Depreciation and amortization	52	386	175	493	1,106
Interest income (expenses)	303	(550)	(16)	854	591
Corporate income tax benefit (expense)	-	(168)	-	609	441
Net income (loss)	(1,978)	(3,173)	98	(4,390)	(9,443)
Total assets	$11,603	$90,161	$23,015	$63,660	$188,439

Six months ended June 30, 2024:
Revenue	$-	$173,131	$35,678	$24,750	$233,559
Depreciation and amortization	10	576	121	492	1,199
Interest income (expenses)	218	(518)	(20)	1,416	1,096
Corporate income tax benefit (expense)	-	(41)	-	(308)	(349)
Net income (loss)	(1,735)	(2,014)	(2,005)	1,472	(4,282)
Total assets	$14,899	$88,411	$19,143	$79,021	$201,474